Eaton Vance
Total Return Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 12.6%
Security	Principal Amount (000's omitted)	Value
Aaset Trust, Series 2019-2, Class B, 4.458%, 10/16/39(1)	$736	$ 722,137
ACHV ABS Trust:
Series 2024-3AL, Class C, 5.68%, 12/26/31(1)	2,401	2,405,819
Series 2024-3AL, Class D, 6.75%, 12/26/31(1)	5,050	5,085,972
ACM Auto Trust:
Series 2024-2A, Class A, 6.06%, 2/20/29(1)	1,540	1,543,829
Series 2025-1A, Class A, 5.38%, 6/20/29(1)	3,172	3,175,336
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(1)	4,947	5,055,313
AMSR Trust, Series 2021-SFR2, Class F1, 3.275%, 8/17/38(1)	500	484,908
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	859	858,058
Ballyrock CLO 16 Ltd., Series 2021-16A, Class C1R, 6.999%, (3 mo. SOFR + 2.75%), 4/20/38(1)(2)	3,000	2,952,348
Barings CLO Ltd., Series 2019-4A, Class D2R, 8.856%, (3 mo. SOFR + 4.60%), 7/15/37(1)(2)	2,500	2,512,812
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 8.62%, (3 mo. SOFR + 4.35%), 3/13/37(1)(2)	3,000	3,028,104
Battalion CLO XXIX Ltd., Series 2025-29A, Class D1, 7.581%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	3,500	3,513,125
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class D1, (3 mo. SOFR + 2.75%), 7/25/38(1)(3)	3,500	3,513,125
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class D2R, 8.756%, (3 mo. SOFR + 4.50%), 7/15/37(1)(2)	1,000	1,003,606
Bridge Trust, Series 2022-SFR1, Class E2, 6.30%, 11/17/37(1)	8,000	7,975,326
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.87%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	2,500	2,521,945
Bryant Park Funding Ltd.:
Series 2023-19A, Class D1R, 7.093%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	4,000	3,999,148
Series 2023-20A, Class DR, 7.725%, (3 mo. SOFR + 3.40%), 4/15/38(1)(2)	3,500	3,509,975
Series 2024-22A, Class D, 8.556%, (3 mo. SOFR + 4.30%), 4/15/37(1)(2)	3,000	3,032,445
Cajun Global LLC, Series 2021-1, Class A2, 3.931%, 11/20/51(1)	9,054	8,868,918
Castlelake Aircraft Structured Trust:
Series 2019-1A, Class A, 3.967%, 4/15/39(1)	5,178	4,909,924
Series 2025-1A, Class C, 7.75%, 2/15/50(1)	10,247	10,099,500
Cloud Capital Holdco LP, Series 2024-2A, Class A2, 5.923%, 11/22/49(1)	9,055	9,111,118
Security	Principal Amount (000's omitted)	Value
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$3,134	$ 2,922,039
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)(4)	2,800	1,995,274
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	4,300	4,132,816
Series 2021-1A, Class C, 5.99%, 12/26/51(1)	2,900	2,809,008
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)	992	937,854
Diamond Issuer LLC, Series 2021-1A, Class B, 2.701%, 11/20/51(1)	1,000	936,145
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	1,841	1,834,864
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	8,013	7,895,829
Dryden 77 CLO Ltd., Series 2020-77A, Class BR, 6.234%, (3 mo. SOFR + 1.912%), 5/20/34(1)(2)	1,200	1,201,424
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 7.122%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	2,500	2,507,947
Elmwood CLO VI Ltd., Series 2020-3A, Class D2RR, 8.62%, (3 mo. SOFR + 4.35%), 7/18/37(1)(2)	1,000	1,005,739
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 8.07%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	2,500	2,519,807
Empower CLO Ltd., Series 2024-1A, Class D1, 8.032%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	3,000	3,024,615
Falcon Aerospace Ltd.:
Series 2019-1, Class A, 3.597%, 9/15/39(1)	900	883,640
Series 2019-1, Class B, 4.791%, 9/15/39(1)	1,064	1,019,356
Series 2019-1, Class C, 6.656%, 9/15/39(1)	2,882	2,690,891
FirstKey Homes Trust:
Series 2021-SFR1, Class F2, 3.452%, 8/17/38(1)	3,093	3,012,288
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(1)	3,615	3,514,700
Series 2021-SFR1, Class G, 3.835%, 8/17/38(1)	4,949	4,794,154
Series 2021-SFR2, Class G, 3.406%, 9/17/38(1)	4,000	3,813,879
Series 2021-SFR3, Class G, 3.981%, 12/17/38(1)	4,000	3,807,582
Flatiron CLO 28 Ltd., Series 2024-1A, Class D1, 7.256%, (3 mo. SOFR + 3.00%), 7/15/36(1)(2)	2,000	2,004,038
FMC FMSR Issuer Trust, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	9,220	9,350,845
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(5)	2,285	2,167,930
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(5)	1,690	1,609,939
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	6,197	6,301,901
GAIA Aviation Ltd., Series 2019-1, Class A, 3.967% to 12/15/26, 12/15/44(1)(6)	588	567,708
Galaxy 31 CLO Ltd., Series 2023-31A, Class DR, 7.511%, (3 mo. SOFR + 3.20%), 7/15/38(1)(2)	2,350	2,352,858

Eaton Vance
Total Return Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 7.82%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	$1,500	$ 1,507,668
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	6,608	6,714,975
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 8.282%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	3,000	3,024,585
Goto Foods Funding LLC:
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	2,300	2,287,406
Series 2022-1, Class A2, 7.206%, 7/30/52(1)	1,950	1,974,144
Harvest U.S. CLO Ltd., Series 2024-2A, Class D1, 7.506%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	2,500	2,505,165
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(1)	6,719	6,477,061
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	679	656,410
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	7,219	7,235,450
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 7.162%, (1 mo. SOFR + 2.85%), 5/16/30(1)(2)	5,030	5,029,750
Series 2025-GT1, Class B, 7.862%, (1 mo. SOFR + 3.55%), 5/16/30(1)(2)	3,962	3,962,000
Loanpal Solar Loan Ltd.:
Series 2020-2GF, Class C, 3.50%, 7/20/47(1)	4,473	3,135,734
Series 2020-3GS, Class C, 3.50%, 12/20/47(1)	3,814	2,397,269
Series 2021-1GS, Class C, 3.50%, 1/20/48(1)	1,348	955,067
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	362	356,771
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	27	26,762
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(1)	5,207	4,857,934
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.42%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	2,500	2,510,207
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 8.406%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	1,000	1,002,044
Series 2019-22A, Class DRR, 7.156%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	2,000	2,003,456
MFA Trust, Series 2024-NPL1, Class A1, 6.33% to 10/25/25, 9/25/54(6)	5,469	5,488,051
Mosaic Solar Loan Trust, Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,125	1,015,823
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	97	94,170
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(1)	5,125	5,079,449
Series 2024-1, Class B, 6.09%, 8/15/49(1)	3,089	3,064,197
Security	Principal Amount (000's omitted)	Value
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	$3,845	$ 3,601,350
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)	5,019	5,127,672
NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	6,213	6,321,613
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	182	178,136
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,243	1,205,641
Oaktree CLO Ltd., Series 2019-4A, Class D2RR, 8.97%, (3 mo. SOFR + 4.70%), 7/20/37(1)(2)	2,000	2,009,028
OCP CLO Ltd.:
Series 2022-24A, Class D2R, 8.67%, (3 mo. SOFR + 4.40%), 10/20/37(1)(2)	1,500	1,463,603
Series 2023-27A, Class DR, 7.611%, (3 mo. SOFR + 3.35%), 7/16/35(1)(2)	2,000	2,007,686
Series 2024-32A, Class D1, 8.029%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	3,000	3,034,371
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	2,450	2,390,534
Series 2021-C, Class C, 3.61%, 10/8/31(1)	5,293	5,202,603
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	54	53,470
Series 2021-3, Class C, 3.27%, 5/15/29(1)	695	680,231
Series 2021-5, Class C, 3.93%, 8/15/29(1)	1,722	1,676,744
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	1,323	1,099,606
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 8.17%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	3,000	3,028,878
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B, 4.948%, 6/15/44(1)	3,351	3,186,391
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,306	2,200,304
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	6,054	6,151,541
PMT Issuer Trust - FMSR, Series 2021-FT1, Class A, 7.434%, (1 mo. SOFR + 3.115%), 3/25/26(1)(2)	390	392,142
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 7.519%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	2,800	2,841,816
Progress Residential Trust, Series 2022-SFR1, Class H, 5.25%, 2/17/41(1)	2,693	2,503,233
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	4,877	3,590,467
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	630	586,191
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	737	642,378
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	4,612	4,538,854

Eaton Vance
Total Return Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	$3,725	$ 3,648,277
STAR Trust:
Series 2021-SFR1, Class G, 7.627%, (1 mo. SOFR + 3.314%), 4/17/38(1)(2)	4,844	4,830,800
Series 2021-SFR1, Class H, 8.877%, (1 mo. SOFR + 4.564%), 4/17/38(1)(2)	1,600	1,601,322
Series 2021-SFR2, Class F, 7.276%, (1 mo. SOFR + 2.964%), 1/17/39(1)(2)	3,784	3,793,393
Series 2024-SFR4, Class D, 7.262%, (1 mo. SOFR + 2.95%), 10/17/41(1)(2)	2,405	2,429,404
Series 2025-SFR5, Class D, 6.762%, (1 mo. SOFR + 2.45%), 2/17/42(1)(2)	5,000	5,004,605
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	7,029	7,003,989
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)	5,292	5,287,073
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	854	710,429
Series 2021-B, Class B, 2.01%, 7/20/48(1)	2,084	1,479,162
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class B, 7.25%, 6/20/47(1)	1,336	1,044,006
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)	2,434	1,111,693
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	7,410	4,952,925
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	8,068	9,563,028
Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,858	3,719,364
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	3,088	2,901,332
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	2,581	2,697,077
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	5,000	4,726,261
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,322	1,234,316
Series 2020-A, Class C, 6.657%, 3/15/45(1)	305	293,336
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)	1,785	1,842,279
Total Asset-Backed Securities (identified cost $378,250,515)		$ 380,447,963

Collateralized Mortgage Obligations — 4.1%
Security	Principal Amount (000's omitted)	Value
Cascade Funding Mortgage Trust, Series 2022-HB10, Class M2, 3.25%, 11/25/35(1)(5)	$2,000	$ 1,971,230
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(6)	1,804	1,750,926
CFMT LLC:
Series 2023-HB11, Class M2, 4.00%, 2/25/37(1)(5)	2,500	2,414,381
Series 2024-HB13, Class M2, 3.00%, 5/25/34(1)(5)	500	473,893
Series 2024-HB13, Class M3, 3.00%, 5/25/34(1)(5)	700	653,482
Champs Trust:
Series 2024-1, Class A, 9.101%, 7/25/59(1)(5)	3,720	3,857,150
Series 2024-2, Class A, 9.259%, 11/25/59(1)(5)	2,824	2,947,817
Series 2024-3, Class A, 8.745%, 1/25/60(1)(5)	6,156	6,405,695
EFMT, Series 2024-RM3, Class A1A, 5.00%, 12/25/54(1)	1,848	1,780,306
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	259	262,345
Series 5402, Class BZ, 6.00%, 4/25/54	1,229	1,245,044
Series 5483, Class FB, 5.735%, (30-day SOFR Average + 1.43%), 12/25/54(2)	10,412	10,419,754
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA2, Class B1, 7.705%, (30-day SOFR Average + 3.40%), 8/25/33(1)(2)	2,165	2,422,262
Series 2021-DNA2, Class B2, 10.305%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	4,490	5,447,185
Series 2022-DNA2, Class B2, 12.805%, (30-day SOFR Average + 8.50%), 2/25/42(1)(2)	2,700	2,958,188
Series 2022-DNA3, Class B2, 14.055%, (30-day SOFR Average + 9.75%), 4/25/42(1)(2)	2,000	2,242,268
Series 2022-DNA4, Class B2, 14.555%, (30-day SOFR Average + 10.25%), 5/25/42(1)(2)	4,850	5,512,503
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.77%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	1,219	1,306,128
Series 2019-R06, Class 2B1, 8.17%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	6,705	6,913,383
Series 2019-R07, Class 1B1, 7.82%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	2,592	2,667,028
Series 2020-R02, Class 2B1, 7.42%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	1,612	1,656,687
Series 2021-R01, Class 1B2, 10.305%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	1,995	2,091,449

Eaton Vance
Total Return Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2021-R02, Class 2B1, 7.605%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	$584	$ 601,700
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	1,002	1,036,742
Series 2023-84, Class MW, 6.00%, 6/20/53	1,051	1,083,165
Series 2023-98, Class BW, 6.00%, 7/20/53	1,190	1,231,761
Series 2023-99, Class AL, 6.00%, 7/20/53	1,190	1,231,688
Series 2023-102, Class SG, 6.515%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(7)	1,220	1,306,793
Series 2023-116, Class CY, 6.00%, 8/20/53	2,770	2,867,347
Series 2023-133, Class S, 8.695%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(7)	2,476	2,780,471
Series 2023-164, Class EL, 6.00%, 11/20/53	1,580	1,631,885
Series 2023-173, Class AX, 6.00%, 11/20/53	2,750	2,837,526
Series 2023-182, Class EL, 6.00%, 12/20/53	3,000	3,098,412
Series 2024-46, Class AL, 6.00%, 3/20/54	1,605	1,657,933
Home Re Ltd., Series 2021-2, Class B1, 8.455%, (30-day SOFR Average + 4.15%), 1/25/34(1)(2)	3,670	3,765,732
JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 6.002%, (30-day SOFR Average + 1.70%), 3/20/54(1)(2)	2,009	2,019,067
JPM Lending Facility, 11.338%, (SOFR + 7.00%), 7/15/29(2)	1,650	1,662,055
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(6)	2,550	2,566,924
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(6)	1,624	1,637,602
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(6)	2,759	2,793,558
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(6)	4,645	4,692,547
NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	2,448	2,477,941
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(6)	3,425	3,449,589
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 11/25/29(1)(5)	4,400	4,447,797
RMF Buyout Issuance Trust, Series 2020-HB1, Class M5, 6.00%, 10/25/50(1)	1,317	1,029,317
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50% to 7/25/26, 2/25/30(1)(6)	3,000	3,028,180
Total Collateralized Mortgage Obligations (identified cost $119,538,430)		$ 122,334,836

Commercial Mortgage-Backed Securities — 6.1%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(5)	$7,255	$ 5,751,137
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(5)	7,215	5,063,514
BAMLL Trust:
Series 2024-BHP, Class A, 6.662%, (1 mo. SOFR + 2.35%), 8/15/39(1)(2)	5,864	5,905,046
Series 2024-BHP, Class C, 7.912%, (1 mo. SOFR + 3.60%), 8/15/39(1)(2)	1,700	1,708,100
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.71%, 2/15/50(1)(5)	3,500	2,405,498
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 6.109%, (1 mo. SOFR + 1.797%), 7/15/35(1)(2)	3,000	2,998,558
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class C, 5.526%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	5,567	5,543,292
Series 2022-CSMO, Class B, 7.453%, (1 mo. SOFR + 3.141%), 6/15/27(1)(2)	4,135	4,176,287
Series 2022-CSMO, Class C, 8.20%, (1 mo. SOFR + 3.889%), 6/15/27(1)(2)	2,290	2,325,359
BX Trust, Series 2025-GW, Class E, (1 mo. SOFR + 3.65%), 7/15/42(1)(3)	10,900	10,960,185
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.052%, 1/10/48(1)(5)	1,500	1,403,766
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.613%, 8/10/50(1)(5)	2,842	2,727,450
Series 2013-CR13, Class C, 5.109%, 11/10/46(5)	196	183,932
Series 2015-CR22, Class D, 3.975%, 3/10/48(1)(5)	2,324	1,794,459
CSMC Trust:
Series 2016-NXSR, Class D, 4.557%, 12/15/49(1)(5)	2,000	1,599,110
Series 2021-BPNY, Class A, 8.141%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	10,799	10,134,272
Series 2022-CNTR, Class A, 8.256%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)	3,745	2,486,156
Extended Stay America Trust:
Series 2021-ESH, Class C, 6.127%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	2,724	2,728,168
Series 2021-ESH, Class D, 6.677%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)	9,431	9,452,720
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.67%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	2,549	2,591,449
Series 2020-01, Class M10, 8.17%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	6,673	6,788,522

Eaton Vance
Total Return Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class F, 8.562%, (1 mo. SOFR + 4.25%), 12/15/39(1)(2)	$3,740	$ 3,747,332
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	2,143	2,196,168
GWT Trust, Series 2024-WLF2, Class D, 7.251%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)	5,387	5,416,624
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class C, 6.852%, (1 mo. SOFR + 2.54%), 6/15/41(1)(2)	612	613,086
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class F, 7.649%, 1/13/40(1)(5)	1,750	1,814,932
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.653%, (1 mo. SOFR + 2.341%), 9/15/41(1)(2)	1,377	1,378,267
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.562%, (1 mo. SOFR + 2.25%), 3/15/42(1)(2)	2,668	2,664,140
Series 2025-STAY, Class D, 7.162%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)	4,668	4,666,503
Series 2025-STAY, Class E, 8.162%, (1 mo. SOFR + 3.85%), 3/15/42(1)(2)	5,059	5,061,517
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.658%, 9/15/47(1)(5)	515	351,498
Series 2014-C23, Class D, 4.20%, 9/15/47(1)(5)	3,000	2,581,781
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Class D, 5.046%, 12/15/46(1)(5)	1,085	1,026,759
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	1,384	58,128
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.87%, 5/15/49(5)(8)	4,199	3,896,310
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(8)	3,048	2,311,941
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(5)(8)	5,000	3,978,239
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 7.50%, (U.S. (Fed) Prime Rate), 6/15/35(1)(2)	3,219	1,715,583
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.753%, (1 mo. SOFR + 2.441%), 2/15/42(1)(2)	4,942	4,862,314
ORL Trust, Series 2024-GLKS, Class F, 8.75%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)	7,980	7,966,396
SHR Trust, Series 2024-LXRY, Class A, 6.262%, (1 mo. SOFR + 1.95%), 10/15/41(1)(2)	7,500	7,509,297
TX Trust, Series 2024-HOU, Class E, 8.699%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)	5,596	5,612,798
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.06%, 4/10/46(1)(5)	1,697	1,469,647
Security	Principal Amount (000's omitted)	Value
VCC Trust, Series 2025-MC1, Class A1, 8.163% to 5/25/28, 5/25/55(1)(6)	$9,544	$ 9,655,535
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	5,598	4,859,052
Series 2015-NXS1, Class C, 3.848%, 5/15/48(5)	743	742,041
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	2,150	1,987,561
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	6,000	4,477,526
Willowbrook Mall, Series 2025-WBRK, Class E, 6.278%, 3/5/35(1)(5)	3,600	3,323,465
Total Commercial Mortgage-Backed Securities (identified cost $191,603,780)		$ 184,671,420

Common Stocks — 0.1%
Security	Shares	Value
Energy — 0.1%
Enviva LLC(9)(10)	106,272	$ 2,085,588
		$ 2,085,588
Oil, Gas & Consumable Fuels — 0.0%†
Frontera Energy Corp.	362	$ 1,760
		$ 1,760
Total Common Stocks (identified cost $638,168)		$ 2,087,348

Convertible Bonds — 0.7%
Security	Principal Amount (000's omitted)	Value
Auto Manufacturers — 0.0%†
Ford Motor Co., 0.00%, 3/15/26	$500	$ 495,250
		$ 495,250
Banks — 0.0%†
Barclays Bank PLC, 1.00%, 2/16/29	$850	$ 921,026
		$ 921,026
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	$600	$ 567,028
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28	850	895,156
		$ 1,462,184

Eaton Vance
Total Return Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Commercial Services — 0.1%
Global Payments, Inc., 1.50%, 3/1/31	$880	$ 790,240
Shift4 Payments, Inc., 0.50%, 8/1/27	800	860,000
		$ 1,650,240
Computers — 0.0%†
Parsons Corp., 2.625%, 3/1/29	$840	$ 897,120
		$ 897,120
Electric — 0.1%
PPL Capital Funding, Inc., 2.875%, 3/15/28	$850	$ 920,170
Southern Co., 3.25%, 6/15/28(1)	1,000	1,007,500
		$ 1,927,670
Healthcare Products — 0.0%†
Exact Sciences Corp., 1.75%, 4/15/31(1)	$600	$ 551,875
		$ 551,875
Internet — 0.1%
Alibaba Group Holding Ltd., 0.50%, 6/1/31	$800	$ 1,023,059
Baidu, Inc., 0.00%, 3/12/32(11)	1,000	952,500
JD.com, Inc., 0.25%, 6/1/29	800	836,400
Uber Technologies, Inc., 0.00%, 12/15/25	850	1,019,575
		$ 3,831,534
Leisure Time — 0.0%†
NCL Corp. Ltd., 1.125%, 2/15/27	$850	$ 837,250
		$ 837,250
Lodging — 0.0%†
Wynn Macau Ltd., 4.50%, 3/7/29(1)	$850	$ 847,238
		$ 847,238
Media — 0.0%†
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	$600	$ 798,900
		$ 798,900
Oil and Gas — 0.1%
Eni SpA, 2.95%, 9/14/30(11)	$800	$ 970,598
XPLR Infrastructure LP, 2.50%, 6/15/26(1)	950	909,624
		$ 1,880,222
Security	Principal Amount (000's omitted)	Value
Pharmaceuticals — 0.0%†
Jazz Investments I Ltd., 3.125%, 9/15/30(1)	$895	$ 953,175
		$ 953,175
Real Estate Investment Trusts (REITs) — 0.1%
Digital Realty Trust LP, 1.875%, 11/15/29(1)	$845	$ 890,546
Federal Realty OP LP, 3.25%, 1/15/29(1)	850	846,600
		$ 1,737,146
Retail — 0.0%†
Anllian Capital 2 Ltd., 0.00%, 12/5/29(11)	$800	$ 1,005,263
		$ 1,005,263
Semiconductors — 0.0%†
ON Semiconductor Corp., 0.50%, 3/1/29	$900	$ 835,155
		$ 835,155
Software — 0.1%
Akamai Technologies, Inc., 1.125%, 2/15/29	$900	$ 856,350
Datadog, Inc., 0.00%, 12/1/29(1)	900	864,450
		$ 1,720,800
Total Convertible Bonds (identified cost $22,080,791)		$ 22,352,048

Corporate Bonds — 26.9%
Security	Principal Amount (000's omitted)	Value
Advertising — 0.3%
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	$5,450	$ 5,630,689
Stagwell Global LLC, 5.625%, 8/15/29(1)	3,000	2,872,694
		$ 8,503,383
Aerospace & Defense — 0.2%
Boeing Co.:
5.805%, 5/1/50	$4,973	$ 4,773,699
5.93%, 5/1/60	2,356	2,241,594
		$ 7,015,293
Airlines — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$875	$ 873,539

Eaton Vance
Total Return Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Airlines (continued)
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	$8,087	$ 8,007,354
5.308%, 10/20/31(1)	1,950	1,919,639
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	4,970	4,664,369
		$ 15,464,901
Auto Manufacturers — 0.8%
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)	$5,568	$ 5,793,988
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	1,020	1,001,996
5.875%, 11/7/29	2,740	2,749,046
7.122%, 11/7/33	2,470	2,564,643
7.20%, 6/10/30	2,303	2,424,613
7.35%, 3/6/30	6,697	7,072,426
General Motors Financial Co., Inc., 5.95%, 4/4/34	3,533	3,585,107
		$ 25,191,819
Banks — 6.4%
African Export-Import Bank, 3.994%, 9/21/29(11)	$2,200	$ 2,019,925
AIB Group PLC, 5.32% to 5/15/30, 5/15/31(1)(12)	2,800	2,850,056
Banco Mercantil del Norte SA, 8.375% to 5/20/31(1)(12)(13)	8,225	8,341,219
Banco Santander SA, 9.625% to 11/21/28(12)(13)	3,200	3,540,694
Bank of America Corp., 5.511% to 1/24/35, 1/24/36(12)	11,426	11,752,729
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(12)	7,399	7,658,587
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(12)	15,060	16,008,193
Barclays PLC, 8.00% to 3/15/29(12)(13)	7,260	7,633,360
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(12)	7,145	6,871,566
7.625% to 2/11/30, 2/11/35(1)(12)	2,691	2,769,846
8.125% to 1/8/34, 1/8/39(1)(12)	4,440	4,592,376
8.45% to 6/29/33, 6/29/38(1)(12)	2,261	2,392,834
BNP Paribas SA:
5.906% to 11/19/34, 11/19/35(1)(12)	5,283	5,331,500
7.75% to 8/16/29(1)(12)(13)	8,000	8,434,200
BPCE SA, 5.876% to 1/14/30, 1/14/31(1)(12)	4,089	4,242,832
CaixaBank SA:
5.673% to 3/15/29, 3/15/30(1)(12)	250	258,623
6.037% to 6/15/34, 6/15/35(1)(12)	1,389	1,454,059
6.84% to 9/13/33, 9/13/34(1)(12)	4,731	5,198,962
Deutsche Bank AG, 8.13% to 4/30/30(11)(12)(13)	7,400	7,645,377
Security	Principal Amount (000's omitted)	Value
Banks (continued)
ING Groep NV, 8.00% to 5/16/30(11)(12)(13)	$4,680	$ 4,981,731
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(12)	7,858	9,125,198
JPMorgan Chase & Co., 5.103% to 4/22/30, 4/22/31(12)	9,025	9,251,151
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(12)	1,805	1,861,081
Societe Generale SA:
3.653% to 7/8/30, 7/8/35(1)(12)	2,391	2,196,278
6.10% to 4/13/32, 4/13/33(1)(12)	1,530	1,591,471
8.50% to 3/25/34(1)(12)(13)	5,261	5,507,963
10.00% to 11/14/28(1)(12)(13)	4,620	5,053,559
Synchrony Bank, 5.40%, 8/22/25	1,200	1,199,796
Synovus Bank/Columbus, GA, 5.625%, 2/15/28	4,724	4,776,291
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(12)	4,054	4,160,176
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(12)	3,393	3,293,874
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(12)	7,227	7,565,997
Truist Financial Corp., 5.867% to 6/8/33, 6/8/34(12)	8,682	9,073,216
UBS Group AG:
4.375% to 2/10/31(1)(12)(13)	3,315	2,938,174
9.25% to 11/13/28(1)(12)(13)	4,910	5,371,412
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(12)	5,038	5,079,628
		$ 192,023,934
Biotechnology — 0.2%
Biogen, Inc., 6.45%, 5/15/55	$6,907	$ 7,117,669
		$ 7,117,669
Building Materials — 0.4%
Masterbrand, Inc., 7.00%, 7/15/32(1)	$5,632	$ 5,759,125
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	5,478	5,636,560
		$ 11,395,685
Chemicals — 0.2%
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	$4,960	$ 5,229,229
		$ 5,229,229
Commercial Services — 0.2%
Global Payments, Inc., 5.95%, 8/15/52	$3,055	$ 2,939,823

Eaton Vance
Total Return Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Commercial Services (continued)
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	$2,340	$ 2,333,241
		$ 5,273,064
Computers — 0.6%
Kyndryl Holdings, Inc., 6.35%, 2/20/34	$9,995	$ 10,683,035
McAfee Corp., 7.375%, 2/15/30(1)	3,000	2,836,091
Seagate HDD Cayman, 9.625%, 12/1/32	4,376	4,936,452
		$ 18,455,578
Diversified Financial Services — 5.0%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	$3,849	$ 3,960,388
Ally Financial, Inc.:
Series B, 4.70% to 5/15/26(12)(13)	11,460	11,100,591
5.543% to 1/17/30, 1/17/31(12)	4,744	4,812,939
6.848% to 1/3/29, 1/3/30(12)	4,926	5,202,859
Alpha Holding SA de CV, 9.00%, 2/10/25(1)(14)	2,946	22,095
American AgCredit Corp., Series A, 5.25% to 6/15/26(1)(12)(13)	1,431	1,388,070
Antares Holdings LP:
6.35%, 10/23/29(1)	1,050	1,061,227
6.50%, 2/8/29(1)	2,495	2,528,684
Apollo Debt Solutions BDC, 6.70%, 7/29/31	7,628	7,929,261
Blue Owl Credit Income Corp.:
6.60%, 9/15/29	1,424	1,465,586
6.65%, 3/15/31	3,651	3,756,937
CI Financial Corp., 7.50%, 5/30/29(1)	10,858	11,461,737
Citadel LP, 6.375%, 1/23/32(1)	11,905	12,438,094
Citadel Securities Global Holdings LLC, 6.20%, 6/18/35(1)	2,550	2,617,480
Enact Holdings, Inc., 6.25%, 5/28/29	10,725	11,134,508
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34	17,159	17,170,407
Jefferies Financial Group, Inc., 6.20%, 4/14/34	9,323	9,756,738
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	4,960	4,819,538
5.75%, 6/15/35	9,515	9,630,333
Marex Group PLC, 6.404%, 11/4/29	13,996	14,412,488
Nuveen LLC, 5.85%, 4/15/34(1)	4,063	4,230,903
Oaktree Strategic Credit Fund:
6.50%, 7/23/29	2,024	2,073,694
8.40%, 11/14/28	3,770	4,066,269
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	$4,805	$ 4,458,002
		$ 151,498,828
Electric — 0.5%
Cometa Energia SA de CV, 6.375%, 4/24/35(11)	$1,267	$ 1,306,303
Minejesa Capital BV, 4.625%, 8/10/30(11)	1,658	1,638,790
Vistra Operations Co. LLC, 5.70%, 12/30/34(1)	7,109	7,244,845
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)	5,850	6,274,400
		$ 16,464,338
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	$4,319	$ 4,137,760
		$ 4,137,760
Engineering and Construction — 0.1%
Artera Services LLC, 8.50%, 2/15/31(1)	$4,500	$ 3,750,867
		$ 3,750,867
Entertainment — 0.2%
WarnerMedia Holdings, Inc., 4.279%, 3/15/32	$9,759	$ 7,307,051
		$ 7,307,051
Environmental Control — 0.1%
Reworld Holding Corp., 4.875%, 12/1/29(1)	$3,760	$ 3,580,023
		$ 3,580,023
Foods — 0.2%
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	$4,400	$ 4,431,081
		$ 4,431,081
Healthcare Services — 0.9%
Centene Corp.:
2.50%, 3/1/31	$11,789	$ 10,158,013
3.375%, 2/15/30	990	912,546
HCA, Inc., 6.20%, 3/1/55	6,227	6,276,464
LifePoint Health, Inc.:
9.875%, 8/15/30(1)	2,000	2,165,914
10.00%, 6/1/32(1)	3,600	3,718,494
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	2,822	2,914,246
		$ 26,145,677

Eaton Vance
Total Return Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Holding Company - Diversified — 0.1%
Inversiones La Construccion SA, 4.75%, 2/7/32(11)	$2,250	$ 2,096,437
		$ 2,096,437
Insurance — 2.9%
American National Group, Inc.:
5.75%, 10/1/29	$3,106	$ 3,182,187
6.00%, 7/15/35	1,416	1,425,003
6.144%, 6/13/32(1)	5,584	5,732,453
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(11)(12)	2,860	3,940,101
Athene Global Funding, 2.646%, 10/4/31(1)	1,826	1,583,276
Athene Holding Ltd., 6.625%, 5/19/55	14,073	14,513,890
Belrose Funding Trust II, 6.792%, 5/15/55(1)	14,000	14,322,876
Essent Group Ltd., 6.25%, 7/1/29	8,989	9,314,894
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	1,162	1,195,982
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	5,347	4,752,672
6.75%, 3/15/54(1)	7,950	8,153,496
7.95% to 7/15/29, 10/15/54(1)(12)	6,134	6,401,308
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(12)	13,384	13,037,531
MGIC Investment Corp., 5.25%, 8/15/28	484	484,018
		$ 88,039,687
Leisure Time — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$2,354	$ 2,507,309
NCL Corp. Ltd., 5.875%, 3/15/26(1)	403	405,102
NCL Finance Ltd., 6.125%, 3/15/28(1)	800	813,514
		$ 3,725,925
Lodging — 0.3%
Las Vegas Sands Corp.:
6.00%, 8/15/29	$3,696	$ 3,800,357
6.00%, 6/14/30	4,250	4,386,093
		$ 8,186,450
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$14,334	$ 11,476,800
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(1)	390	407,121
8.00%, 8/1/29(1)	5,300	5,400,022
		$ 17,283,943
Security	Principal Amount (000's omitted)	Value
Mining — 0.1%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	$548	$ 552,917
Nexa Resources SA, 6.75%, 4/9/34(1)	2,687	2,808,361
		$ 3,361,278
Miscellaneous Manufacturing — 0.1%
Calderys Financing LLC, 11.25%, 6/1/28(1)	$3,970	$ 4,213,699
		$ 4,213,699
Oil and Gas — 1.2%
Continental Resources, Inc., 2.875%, 4/1/32(1)	$1,350	$ 1,135,613
Occidental Petroleum Corp., 5.375%, 1/1/32	9,700	9,627,309
Petroleos Mexicanos, 6.84%, 1/23/30	8,155	7,883,598
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)	6,109	5,724,133
6.45%, 3/5/34(1)	2,189	2,192,520
6.95%, 3/5/54(1)	1,060	984,187
Var Energi ASA, 5.875%, 5/22/30(1)	7,218	7,399,635
		$ 34,946,995
Pharmaceuticals — 0.2%
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	$5,038	$ 4,759,673
		$ 4,759,673
Pipelines — 0.2%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(12)	$5,500	$ 5,828,064
		$ 5,828,064
Private Equity — 0.3%
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(12)	$8,515	$ 8,169,712
		$ 8,169,712
Real Estate Investment Trusts (REITs) — 1.2%
American Assets Trust LP, 3.375%, 2/1/31	$2,128	$ 1,906,699
COPT Defense Properties LP:
2.75%, 4/15/31	7,410	6,558,185
2.90%, 12/1/33	3,876	3,187,617
EPR Properties:
3.60%, 11/15/31	2,509	2,280,541
3.75%, 8/15/29	3,203	3,051,151
4.95%, 4/15/28	4,193	4,186,473
Newmark Group, Inc., 7.50%, 1/12/29	6,625	7,013,391

Eaton Vance
Total Return Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) (continued)
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	$0	$ 0
VICI Properties LP, 5.125%, 11/15/31	7,430	7,444,426
		$ 35,628,483
Retail — 0.6%
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	$6,308	$ 5,841,205
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	7,525	7,344,508
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	5,840	5,670,560
		$ 18,856,273
Semiconductors — 0.9%
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	$16,636	$ 17,231,558
Intel Corp., 4.90%, 8/5/52	9,174	7,592,833
Qorvo, Inc., 3.375%, 4/1/31(1)	3,150	2,843,336
		$ 27,667,727
Software — 0.6%
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	$5,200	$ 5,394,768
Oracle Corp., 3.60%, 4/1/50	10,475	7,332,408
Playtika Holding Corp., 4.25%, 3/15/29(1)	6,150	5,586,814
		$ 18,313,990
Telecommunications — 0.4%
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(12)	$6,235	$ 6,406,547
Zegona Finance PLC, 8.625%, 7/15/29(1)	5,043	5,393,463
		$ 11,800,010
Transportation — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	$4,657	$ 4,431,165
		$ 4,431,165
Total Corporate Bonds (identified cost $793,028,668)		$ 810,295,691

Exchange-Traded Funds — 1.8%
Security	Shares	Value
Fixed-Income Funds — 1.8%
Eaton Vance Short Duration Income ETF(15)	235,000	$ 12,015,550
Eaton Vance Ultra-Short Income ETF(15)	25,000	1,270,250
Security	Shares	Value
Fixed-Income Funds (continued)
iShares 0-5 Year High Yield Corporate Bond ETF	327,000	$ 14,106,780
iShares Broad USD High Yield Corporate Bond ETF	740,000	27,757,400
Total Exchange-Traded Funds (identified cost $53,990,799)		$ 55,149,980

Preferred Stocks — 0.3%
Security	Shares	Value
Electric Utilities — 0.0%†
PG&E Corp., Series A, 6.00%	18,000	$ 676,800
		$ 676,800
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	187,034	$ 2,431,442
Series A2, 6.375%	74,772	1,132,048
		$ 3,563,490
Software — 0.1%
MicroStrategy, Inc., 10.00%	20,000	$ 1,795,000
		$ 1,795,000
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp.:
5.50%	16,450	$ 337,554
6.25%	124,014	2,930,451
		$ 3,268,005
Total Preferred Stocks (identified cost $12,521,107)		$ 9,303,295

Senior Floating-Rate Loans — 1.3%(16)
Borrower/Description	Principal Amount (000's omitted)	Value
Building Products — 0.0%†
Standard Industries, Inc., Term Loan, 6.071%, (1 mo. USD Term SOFR + 1.75%), 9/22/28	$584	$ 585,874
		$ 585,874

Eaton Vance
Total Return Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 0.1%
Prime Security Services Borrower LLC, Term Loan, 6.32%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	$1,439	$ 1,441,482
Reworld Holding Corp.:
Term Loan, 11/30/28(17)	91	90,815
Term Loan, 11/30/28(17)	1,659	1,661,923
		$ 3,194,220
Consumer Finance — 0.1%
CPI Holdco B LLC, Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$1,737	$ 1,733,835
		$ 1,733,835
Engineering & Construction — 0.1%
APi Group DE, Inc., Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 1/3/29	$1,672	$ 1,674,743
		$ 1,674,743
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/23/28	$3,456	$ 3,464,244
		$ 3,464,244
Insurance — 0.3%
AmWINS Group, Inc., Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	$3,456	$ 3,460,600
HUB International Ltd., Term Loan, 6.769%, (3 mo. USD Term SOFR + 2.50%), 6/20/30	2,958	2,969,893
USI, Inc., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	3,456	3,454,498
		$ 9,884,991
IT Services — 0.2%
Informatica LLC, Term Loan, 10/27/28(17)	$3,455	$ 3,473,723
Sedgwick Claims Management Services, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 7/31/31	2,970	2,984,014
		$ 6,457,737
Machinery — 0.1%
TK Elevator Midco GmbH, Term Loan, 7.237%, (3 mo. USD Term SOFR + 3.00%), 4/30/30	$1,733	$ 1,739,063
		$ 1,739,063
Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services — 0.1%
Trans Union LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$1,737	$ 1,740,603
		$ 1,740,603
Software — 0.2%
Epicor Software Corp., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	$1,737	$ 1,743,250
McAfee LLC, Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	993	965,943
Open Text Corp., Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	3,430	3,432,896
		$ 6,142,089
Specialty Retail — 0.0%†
Les Schwab Tire Centers, Term Loan, 6.827% - 6.833%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	$1,338	$ 1,338,318
		$ 1,338,318
Total Senior Floating-Rate Loans (identified cost $38,022,783)		$ 37,955,717

Sovereign Government Bonds — 0.7%
Security	Principal Amount (000's omitted)		Value
Mexico — 0.3%
Mexico Bonos, 7.00%, 9/3/26	MXN	93,200	$ 4,902,484
Mexico Udibonos, 4.00%, 11/30/28	MXN	89,186	4,658,327
			$ 9,560,811
Romania — 0.3%
Romania Government International Bonds, 6.375%, 9/18/33(1)	EUR	7,000	$ 8,518,188
			$ 8,518,188
South Africa — 0.1%
Republic of South Africa Government International Bonds, 5.875%, 4/20/32	USD	3,118	$ 3,056,192
			$ 3,056,192
Total Sovereign Government Bonds (identified cost $20,819,542)			$ 21,135,191

Eaton Vance
Total Return Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 25.8%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 2.00%, 4/1/51	$907	$ 734,165
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(18)	291,467	285,660,351
5.50%, 30-Year, TBA(18)	325,016	324,939,979
6.00%, 30-Year, TBA(18)	164,638	167,319,846
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $764,161,464)		$ 778,654,341

U.S. Treasury Obligations — 35.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.25%, 8/15/46	$146	$ 95,693
2.25%, 2/15/52	900	550,020
2.375%, 2/15/42	7,264	5,286,539
3.875%, 2/15/43	4,455	3,989,313
4.00%, 11/15/52	57,541	50,341,632
4.50%, 2/15/36	567	581,950
4.50%, 11/15/54	9,016	8,594,784
4.625%, 5/15/44	72,451	71,072,733
4.75%, 2/15/45	11,779	11,720,105
5.00%, 5/15/37	6,596	7,015,464
6.25%, 5/15/30	7,117	7,888,194
U.S. Treasury Notes:
0.375%, 12/31/25	49,330	48,397,784
0.50%, 4/30/27	229	215,967
0.625%, 5/15/30	553	475,904
0.625%, 8/15/30	167	142,462
1.625%, 8/15/29	15	13,816
4.00%, 1/31/29	303,648	306,459,116
4.00%, 2/28/30	55,909	56,465,906
4.00%, 2/15/34	128,744	127,441,472
4.125%, 2/28/27	3,492	3,510,688
4.125%, 7/31/28	46,218	46,784,892
4.125%, 11/30/29	26,892	27,293,279
4.125%, 3/31/31	22,788	23,079,971
4.50%, 3/31/26	206,886	207,466,868
4.50%, 5/15/27	11,122	11,270,148
4.50%, 11/15/33	12,326	12,664,965
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.625%, 2/15/35	$38,823	$ 40,066,549
Total U.S. Treasury Obligations (identified cost $1,070,268,655)		$1,078,886,214

Miscellaneous — 0.0%
Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(9)(19)	$ 3,339,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 8.3%
Affiliated Fund – 8.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(20)	248,322,376	$ 248,322,376
Total Affiliated Fund (identified cost $248,322,376)		$ 248,322,376

U.S. Treasury Obligations – 0.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/15/25(21)	$2,232	$ 2,228,400
Total U.S. Treasury Obligations (identified cost $2,228,384)		$ 2,228,400
Total Short-Term Investments (identified cost $250,550,760)		$ 250,550,776
Total Investments — 124.5% (identified cost $3,715,475,462)		$3,753,824,820
Other Assets, Less Liabilities — (24.5)%		$ (739,638,521)
Net Assets — 100.0%		$3,014,186,299

Eaton Vance
Total Return Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $1,031,144,334 or 34.2% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2025.
(3)	When-issued, variable rate security whose interest rate will be determined after June 30, 2025.
(4)	Principal Amount is denominated in Canadian dollars.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2025.
(6)	Step coupon security. Interest rate represents the rate in effect at June 30, 2025.
(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2025.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate.
(9)	Non-income producing security.
(10)	Restricted security. Total market value of restricted securities amounts to $2,085,588, which represents 0.1% of the net assets of the Fund as of June 30, 2025.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of these securities is $26,557,025 or 0.9% of the Fund's net assets.
(12)	Security converts to variable rate after the indicated fixed-rate coupon period.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(15)	Affiliated fund.
(16)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(17)	This Senior Loan will settle after June 30, 2025, at which time the interest rate will be determined.
(18)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(19)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(20)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
(21)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	4,805,000	USD	3,124,663	Bank of America, N.A.	9/25/25	$ 43,301	$ —
AUD	4,400,000	USD	2,847,579	UBS AG	9/25/25	53,366	—
BRL	80,418,734	USD	14,328,760	JPMorgan Chase Bank, N.A.	9/25/25	162,229	—
BRL	3,504,000	USD	622,989	JPMorgan Chase Bank, N.A.	9/25/25	8,412	—
EGP	217,109,818	USD	4,240,426	Citibank, N.A.	9/25/25	—	(511)
EGP	217,109,817	USD	4,252,886	Citibank, N.A.	9/25/25	—	(12,970)
EGP	334,310,692	USD	6,551,258	JPMorgan Chase Bank, N.A.	9/25/25	—	(22,539)
HUF	682,500,000	USD	1,961,639	Bank of America, N.A.	9/25/25	41,134	—
HUF	1,415,110,000	USD	4,023,104	Goldman Sachs International	9/25/25	129,489	—
HUF	1,415,110,000	USD	4,023,104	Goldman Sachs International	9/25/25	129,489	—

Eaton Vance
Total Return Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
JPY	37,070,000	USD	258,109	Bank of America, N.A.	9/25/25	$ 1,769	$ —
JPY	824,050,000	USD	5,706,923	BNP Paribas	9/25/25	70,054	—
KRW	2,582,469,000	USD	1,906,444	Bank of America, N.A.	9/25/25	12,205	—
KRW	5,501,324,414	USD	4,033,347	JPMorgan Chase Bank, N.A.	9/25/25	53,868	—
MXN	74,984,000	USD	3,899,473	Bank of America, N.A.	9/25/25	60,866	—
MXN	25,330,852	USD	1,310,139	UBS AG	9/25/25	27,730	—
SGD	565	USD	442	BNP Paribas	9/25/25	5	—
USD	5,220,261	CAD	7,134,060	BNP Paribas	9/25/25	—	(40,869)
USD	396,510	CAD	541,000	UBS AG	9/25/25	—	(2,459)
USD	18,239,063	EUR	15,733,421	BNP Paribas	9/25/25	—	(398,079)
						$793,917	$(477,427)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	939	Long	9/30/25	$195,334,008	$ 765,475
U.S. 5-Year Treasury Note	2,635	Long	9/30/25	287,215,000	3,135,220
U.S. 10-Year Treasury Note	310	Long	9/19/25	34,758,750	495,811
U.S. Long Treasury Bond	556	Long	9/19/25	64,200,625	2,336,530
U.S. Ultra 10-Year Treasury Note	114	Long	9/19/25	13,026,281	39,457
U.S. Ultra-Long Treasury Bond	159	Long	9/19/25	18,940,875	635,650
					$7,408,143
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Single Family Rental	Goldman Sachs International	$2,995	7.85% (pays annually)	7.96%	3/18/28	$27,758	$4,538	$32,296
Total		$2,995				$27,758	$4,538	$32,296

Eaton Vance
Total Return Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,995,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
EGP	– Egyptian Pound
EUR	– Euro
HUF	– Hungarian Forint
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
SGD	– Singapore Dollar
USD	– United States Dollar
At June 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund enters into interest rate futures contracts and options on futures contracts to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

Eaton Vance
Total Return Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At June 30, 2025, the Fund owned the following security (representing 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	106,272	$638,168	$2,085,588
Total Restricted Securities			$638,168	$2,085,588
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $271,794,666, which represents 9.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Affiliated Investment Funds
Eaton Vance Floating-Rate Advantaged Fund, Class R6	$ —	$ 11,900,000	$ (11,532,203)	$ (367,797)	$ —	$ —	$367,955	—
Eaton Vance Floating-Rate Fund, Class R6	35,324,903	—	(34,336,003)	(1,163,997)	175,097	—	1,382,686	—
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.87%, 5/15/49	3,964,000	—	—	—	(67,690)	3,896,310	150,106	$4,198,800
Series 2016-C29, Class D, 3.00%, 5/15/49	2,603,378	—	—	—	(303,708)	2,311,941	80,843	$3,047,635
Series 2016-C32, Class D, 3.396%, 12/15/49	3,521,904	—	—	—	432,030	3,978,239	151,655	$5,000,000
Exchange-Traded Funds
Eaton Vance Short Duration Income ETF	—	11,908,825	—	—	106,725	12,015,550	218,622	235,000
Eaton Vance Ultra-Short Income ETF	—	1,269,500	—	—	750	1,270,250	42,592	25,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	313,416,827	1,119,993,937	(1,185,088,388)	—	—	248,322,376	6,094,423	248,322,376
Total				$(1,531,794)	$343,204	$271,794,666	$8,488,882
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Total Return Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 380,447,963	$ —	$ 380,447,963
Collateralized Mortgage Obligations	—	122,334,836	—	122,334,836
Commercial Mortgage-Backed Securities	—	184,671,420	—	184,671,420
Common Stocks	1,760	2,085,588	—	2,087,348
Convertible Bonds	—	22,352,048	—	22,352,048
Corporate Bonds	—	810,295,691	—	810,295,691
Exchange-Traded Funds	55,149,980	—	—	55,149,980
Preferred Stocks	9,303,295	—	—	9,303,295
Senior Floating-Rate Loans	—	37,955,717	—	37,955,717
Sovereign Government Bonds	—	21,135,191	—	21,135,191
U.S. Government Agency Mortgage-Backed Securities	—	778,654,341	—	778,654,341
U.S. Treasury Obligations	—	1,078,886,214	—	1,078,886,214
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	248,322,376	—	—	248,322,376
U.S. Treasury Obligations	—	2,228,400	—	2,228,400
Total Investments	$312,777,411	$3,441,047,409	$ 0	$3,753,824,820
Forward Foreign Currency Exchange Contracts	$ —	$ 793,917	$ —	$ 793,917
Futures Contracts	7,408,143	—	—	7,408,143
Swap Contracts	—	27,758	—	27,758
Total	$320,185,554	$3,441,869,084	$ 0	$3,762,054,638
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (477,427)	$ —	$ (477,427)
Total	$ —	$ (477,427)	$ —	$ (477,427)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.